EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	11,500,000		7,360,000
Par value per share (in dollars per share)	$ 25.00		$ 25.00
Cumulative dividend rate	5.75%		6.50%
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			10,000,000
Par value per share (in dollars per share)			$ 25.00
Cumulative dividend rate			6.375%
Preference shares
Disclosure of classes of share capital [line items]
Limited partnership units, issued	$ 288		$ 434
Share issue related cost	9		14
Preferred equity	$ 699		$ 420
Stock conversion ratio	1
Period over which price is calculated	20 days
Limited partnership units, issued	$ 0	$ 13
Limited partnership units
Disclosure of classes of share capital [line items]
Proportion of voting rights held by non-controlling interests	49.00%
Number of shares outstanding	437,911,000		439,802,000	424,198,000
Redeemable and Exchangeable Units
Disclosure of classes of share capital [line items]
Number of shares outstanding	432,649,105		432,649,105
Special LP Units
Disclosure of classes of share capital [line items]
Number of shares outstanding	4,759,997		4,759,997